Consolidated Statements of Financial Position - CAD ($)	Aug. 31, 2020	Aug. 31, 2019
Current Assets
Cash and cash equivalents	$ 1,295,723	$ 1,881,841
Other receivables	263,141	337,573
Prepaid expenses and deposits	118,536	140,720
Asset held for sale		2,605,147
Total Current Assets	1,677,400	4,965,281
Non-Current Assets
Exploration and evaluation assets	12,083,199	17,065,203
Property, plant and equipment	102,836,885	101,981,838
Total Non-Current Assets	114,920,084	119,047,041
Total Assets	116,597,484	124,012,322
Current Liabilities
Accounts payable	153,743	151,318
Accrued liabilities	574,383	922,474
Deferred flow-through share premium	136,800	47,481
Deferred asset sale proceeds		3,200,000
Current portion of lease obligation	178,893
Total Current Liabilities	1,043,819	4,321,273
Non-Current Liabilities
Lease obligation	688,574
Convertible note payable		175,000
Convertible redeemable preferred shares		958,125
Derivative liabilities	59,827	27,069
Site closure and reclamation provisions	303,600	303,600
Total Non-current Liabilities	1,052,001	1,463,794
Total Liabilities	2,095,820	5,785,067
Shareholders' Equity
Share Capital	179,329,547	177,802,700
Reserve for Warrants	4,336,481	4,330,037
Reserve for Share Based Payments	17,333,864	17,225,482
Reserve for Brokers' Compensation Warrants	286,000	286,000
Accumulated Deficit	(86,784,228)	(81,416,964)
Total Shareholders Equity	114,501,664	118,227,255
Total Liabilities and Shareholders Equity	$ 116,597,484	$ 124,012,322